Statutory Requirements	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Insurance [Abstract]
Statutory Requirements

15. Statutory Requirements

The Company’s insurance subsidiary, Maison, prepares statutory basis financial statements in accordance with accounting practices prescribed or permitted by the LDI. Prescribed statutory accounting practices include state laws, rules and regulations as well as accounting practices and rules as outlined in a variety of publications of the National Association of Insurance Commissioners (“NAIC”). Permitted statutory accounting practices encompass all accounting practices that are not prescribed, but instead have been specifically requested by an insurer and allowed by the state in which the insurer is domiciled (in Maison’s case, Louisiana). Permitted practices may differ from state to state, company to company within a state, and may change in the future. In converting from statutory accounting basis to U.S. GAAP, typical adjustments include the deferral of acquisition costs (which are all charged to operations as incurred on a statutory basis), the inclusion of statutorily non-admitted assets on the balance sheet, the inclusion of net unrealized holding gains or losses related to investments included on the balance sheet, as well as the inclusion of changes in deferred tax assets and liabilities in the statement of operations.

Statutory Surplus and Capital Requirements

In order to retain its certificate of authority in the States of Louisiana and Florida, Maison is required to maintain a minimum capital surplus of $5,000 and $35,000, respectively. As of September 30, 2017, Maison’s capital surplus was $35,962.

The LDI employs risk-based capital (“RBC”) reports to monitor Maison’s financial condition. Risk-based capital is determined in accordance with a formula adopted by the NAIC which takes into consideration the covariance between asset risk, credit risk, underwriting risk, and other business risks. The RBC report determines whether Maison falls into the “no action” level or one of the four action levels set forth in the Louisiana Insurance Code. Furthermore, in order to retain its certificate of authority in the State of Texas, Maison is required to maintain an RBC ratio of 300% or more. As of September 30, 2017, Maison’s RBC ratio was above 300%.

States routinely require deposits of assets for the protection of policyholders. As of September 30, 2017, Maison held certificates of deposit with an estimated fair value of approximately $100 and $300 as a deposit with the LDI and FL OIR, respectively. Maison also held investment securities with an estimated fair value of approximately $2,000 as a deposit with the TDI.

Surplus Notes

PIH, as the parent company of Maison, is subject to the insurance holding company laws of the State of Louisiana, which, among other things, regulate the terms of surplus notes issued by insurers to their parent company. Maison’s capital is comprised of six surplus notes issued to PIH for the total principal amount of $9,000, all of which have been approved by the LDI prior to their issuance. Notes accrue interest at 10% per annum. Interest payments on the notes are due annually, and are also subject to prior approval by the LDI. The Company’s surplus notes, as of September 30, 2017, are as follows.

Date of Issuance	Maturity Date	Principal Amount
October 22, 2013	October 22, 2017	$650
December 21, 2015	December 21, 2017	850
March 31, 2016	March 31, 2018	550
September 29, 2016	September 29, 2018	3,450
November 14, 2016	November 14, 2018	550
September 28, 2017	September 28, 2019	2,950
		$9,000

Dividend Restrictions

As a Louisiana domiciled insurer, the payment of dividends from our insurance subsidiary is restricted by the Louisiana Insurance Code. Dividends can only be paid if an insurer’s paid-in capital and surplus exceed the minimum required by the Louisiana Insurance Code. Any dividend or distribution that when aggregated with any other dividends or distributions made within the preceding twelve months exceeds the lesser of (a) ten percent of the insurer’s surplus as regards policyholders as of the thirty-first day of December next preceding; or (b) the net income of the insurer, not including realized capital gains, for the twelve month period ending the thirty-first day of December next preceding; is considered to be extra-ordinary and shall not be paid until thirty days after the LDI has received notice of the declaration thereof and has not within that period disapproved the payment, or until the LDI has approved the payment within the thirty-day period. In determining whether a dividend or distribution is extra-ordinary, an insurer may carry forward net income from the previous two calendar years that has not already been paid out in dividends.

Furthermore, pursuant to the consent order issued to Maison by the FL OIR, Maison is restricted from paying dividends which have not been approved in advance by the FL OIR.

As of September 30, 2017, Maison had not paid any dividends to its sole shareholder, PIH.

16. Statutory Requirements

The Company’s insurance subsidiary, Maison, prepares statutory basis financial statements in accordance with accounting practices prescribed or permitted by the LDI. Prescribed statutory accounting practices include state laws, rules and regulations as well as accounting practices and rules as outlined in a variety of publications of the National Association of Insurance Commissioners (“NAIC”). Permitted statutory accounting practices encompass all accounting practices that are not prescribed, but instead have been specifically requested by an insurer and allowed by the state in which the insurer is domiciled (in Maison’s case, Louisiana). Permitted practices may differ from state to state, or company to company within a state, and may change in the future. In converting from statutory accounting basis to U.S. GAAP, typical adjustments include the deferral of acquisition costs (which are all charged to operations as incurred on a statutory basis), the inclusion of statutorily non-admitted assets on the balance sheet, the inclusion of net unrealized holding gains or losses related to investments included on the balance sheet, as well as the inclusion of changes in deferred tax assets and liabilities in the statement of operations.

Statutory Surplus and Capital Requirements

In order to retain its certificate of authority in the State of Louisiana, Maison is required to maintain a minimum capital surplus of $5,000. As of December 31, 2016 Maison’s capital surplus was $19,835.

The LDI employs risk-based capital (“RBC”) reports to monitor Maison’s financial condition. Risk-based capital is determined in accordance with a formula adopted by the NAIC which takes into consideration the covariance between asset risk, credit risk, underwriting risk, and other business risks. The RBC report determines whether Maison falls into the “no action” level or one of the four action levels set forth in the Louisiana Insurance Code. In order to retain its certificate of authority in the State of Texas, Maison is required to maintain an RBC ratio of 300% or more.

As of December 31, 2016, Maison’s RBC ratio was 346%, as a result, our surplus was considered to be in the “no action” level.

States routinely require deposits of assets for the protection of policyholders either in those states or for all policyholders. As of December 31, 2016, Maison held investment securities with a fair value of approximately $100 as a deposit with the LDI and cash and investment securities with a fair value of approximately $1,992 as a deposit with the TDI.

Surplus Notes

PIH, as the parent company of Maison, is subject to the insurance holding company laws of the State of Louisiana, which, among other things, regulate the terms of surplus notes issued by insurers to their parent company. Maison’s capital includes five surplus notes issued to PIH in the amount of $6,050, all of which were approved by the LDI prior to their issuance. Notes accrue interest at 10% per annum. Interest payments on the notes are due annually, and are also subject to prior approval by the LDI. The Company’s surplus notes, as of December 31, 2016, are as follows.

Date of Issuance	Maturity Date	Principal Amount
October 22, 2013	October 22, 2017	$650
December 21, 2015	December 21, 2017	850
March 31, 2016	March 31, 2018	550
September 29, 2016	September 29, 2018	3,450
November 14, 2016	November 14, 2018	550
		$6,050

Dividend Restrictions

As a Louisiana domiciled insurer, the payment of dividends from our insurance subsidiary is restricted by the Louisiana Insurance Code. Dividends can only be paid if an insurer’s paid-in capital and surplus exceed the minimum required by the Louisiana Insurance Code by one hundred percent or more, or as otherwise provided. Any dividend or distribution that when aggregated with any other dividends or distributions made within the preceding twelve months exceeds the lesser of (a) ten percent of the insurer’s surplus as regards policyholders as of the thirty-first day of December next preceding; or (b) the net income of the insurer, not including realized capital gains, for the twelve month period ending the thirty-first day of December next preceding; is considered to be extra-ordinary and shall not be paid until thirty days after the LDI has received notice of the declaration thereof and has not within that period disapproved the payment, or until the LDI has approved the payment within the thirty-day period. In determining whether a dividend or distribution is extra-ordinary, an insurer may carry forward net income from the previous two calendar years that has not already been paid out in dividends. As of December 31, 2016, Maison had not paid any dividends to its shareholder, PIH.

See Note 20 – Subsequent Events, for additional statutory requirements regarding the certificate of authority granted to Maison from the Florida Office of Insurance Regulation.